Schedule Of Information Regarding Supplemental Executive Retirement Wage Replacement Plan And The Directors' Defined Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Benefit obligation at beginning of year			$ 22,731	$ 19,791	$ 19,791	$ 15,971
Service cost	450	328	1,349	985	1,313	1,061	721
Interest cost	227	199	681	597	796	811	879
Chnage in discount rate					1,360
Actuarial (gain) loss					235	2,712
Benefits paid					(764)	(764)
Benefit obligation at end of year					22,731	19,791	15,971
Funded status					$ (22,731)	$ (19,791)